Taxation - Schedule of Income Taxes Recognized in Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Abstract]
Income/(loss) for the year	$ (110,084)	$ 27,782	$ (66,628)
Income tax expense/(benefit)	(842)	(4,008)	30,525
Income/(loss) before taxes	$ (110,927)	$ 23,774	$ (36,103)